Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Demurrage income	$ 91,000	$ 0
Voyage charter receivables	$ 1,799,817	0
Vessel [Member]
Property, plant and equipment, vehicles, useful life	25 years
Estimated salvage value	$ 250	$ 250